MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS - Vallon - 10-K (Tables)	9 Months Ended
Sep. 30, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Fair Value, Liabilities Measured on Recurring Basis
The following table presents, for each of the fair value hierarchy levels required under ASC 820, the Company’s liabilities that are measured at fair value on a recurring basis at September 30, 2023:

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liability	$—	$—	$18
Total liabilities	$—	$—	$18

Schedule of the Changes is the Fair Value
The following table presents the changes in the fair value of the Level 3 liability:

Warrant Liability
Fair value as of December 31, 2022	$185
Change in valuation	(167)
Fair value as of September 30, 2023	$18

Schedule of the Fair Value of the Warrants
The Black-Scholes valuation model was used to estimate the fair value of the warrants with the following weighted-average assumptions:

	September 30, 2023	December 31, 2022
Volatility	167.7%	139.9%
Expected term in years	2.5	2.5
Dividend rate	0.0%	0.0%
Risk-free interest rate	4.92%	4.32%
The Black-Scholes option-pricing model was used to estimate the fair value of the Equity Warrants, the Exchange Warrants and the Advisor Warrants with the following weighted-average assumptions:

Volatility	167.6%
Expected term in years	1.69
Dividend rate	0.0%
Risk-free interest rate	4.37%

Vallon Pharmaceuticals, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale
The following is a summary of the Company’s available-for-sale securities as of the dates indicated:

	As of December 31, 2021
	Adjusted Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Marketable Securities:
Debt securities:
Corporate bonds	$1,153	$—	$(1)	$1,152
Municipal bonds	2,657	—	(1)	2,656
Total	$3,810	$—	$(2)	$3,808

Schedule of Fair Value, Liabilities Measured on Recurring Basis
The following table presents, for each of the fair value hierarchy levels required under ASC 820, the Company’s liabilities that are measured at fair value on a recurring basis as of the dates indicated:

	As of December 31, 2022
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liability	$—	$—	$122

	As of December 31, 2021
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Marketable securities, available-for-sale	$—	$3,808	$—

Schedule of the Changes is the Fair Value
The following table presents the changes is the fair value of the Level 3 liability:

Warrant Liability
Fair value as of December 31, 2021	$—
Initial measurement on May 17, 2022	1,288
Warrant conversion	(782)
Change in valuation	(384)
Balance as of December 31, 2022	$122

Schedule of the Fair Value of the Warrants
The Black-Scholes valuation model was used to estimate the fair value of the warrants with the following weighted-average assumptions:

	(Initial Measurement)
	May 17, 2022	December 31, 2022
Volatility	130.8%	133.3%
Expected term in years	2.5	2.5
Dividend rate	0.0%	0.0%
Risk-free interest rate	2.665%	4.240%
The Black-Scholes option-pricing model was used to estimate the fair value of the warrants with the following weighted-average assumptions:

Volatility	85.0%
Expected term in years	2.5
Dividend rate	0.0%
Risk-free interest rate	0.155%